Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and dividend income
Loans, including fees	$ 64,196	$ 51,198	$ 47,186
Taxable securities	4,770	3,745	3,319
Tax-exempt securities	3,976	3,153	2,666
Federal funds sold and other	735	498	396
Total interest and dividend income	73,677	58,594	53,567
Interest expense
Deposits	3,758	2,342	1,996
Federal Home Loan Bank advances	2,471	695	405
Subordinated debentures	1,320	1,035	884
Securities sold under agreements to repurchase	21	20	23
Total interest expense	7,570	4,092	3,308
Net interest income	66,107	54,502	50,259
Provision (credit) for loan losses	780		(1,300)
Net interest income after provision (credit) for loan losses	65,327	54,502	51,559
Noninterest income
Service charges	5,208	4,777	4,832
Net gain (loss) on sale of securities	(413)	12	19
Net gain on equity securities	26
Net gain on sale of loans	1,621	1,745	1,750
ATM/Interchange fees	2,794	2,304	2,094
Wealth management fees	3,669	3,068	2,678
Bank owned life insurance	718	573	563
Tax refund processing fees	2,750	2,750	2,750
Computer center item processing fees	260	246	251
Net gain (loss) on sale of other real estate owned	18	(28)	152
Other	1,480	887	1,043
Total noninterest income	18,131	16,334	16,132
Noninterest expense
Compensation expense	37,299	29,253	25,323
Net occupancy expense	3,363	2,689	2,700
Equipment expense	1,654	1,564	1,641
Contracted data processing	7,140	1,838	1,546
FDIC Assessment	536	502	611
State franchise tax	1,370	1,024	923
Professional services	4,229	2,300	1,895
Amortization of intangible assets	366	586	699
ATM expense	1,069	847	605
Marketing expense	1,182	817	929
Repossession expense	87	279	253
Other operating expenses	8,384	6,905	6,730
Total noninterest expense	66,679	48,604	43,855
Income before income taxes	16,779	22,232	23,836
Income taxes	2,640	6,360	6,619
Net income	14,139	15,872	17,217
Preferred stock dividends	959	1,244	1,501
Net income available to common shareholders	$ 13,180	$ 14,628	$ 15,716
Earnings per common share, basic	$ 1.10	$ 1.48	$ 1.96
Earnings per common share, diluted	$ 1.02	$ 1.28	$ 1.57